Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Called-up share capital	Other equity	Retained earnings	Accumulated other comprehensive income	Total
Balance at the beginning at Dec. 31, 2019	$ 486,401	$ 26,858	$ (433,818)	$ 9,298	$ 88,739
Total comprehensive loss for the year:
Net loss and total comprehensive loss for the year			(31,757)		(31,757)
Transactions with shareholders, recorded directly in shareholders' equity:
Issued in consideration for acquisition of remaining BLU-5937 Assets (note 6)	47,749		(301)		47,448
Issued in connection with the Offering (note 8 (a))	40,250		(2,953)		37,297
Stock-based compensation (note 8 (b) (i))		4,791			4,791
Issued upon stock options exercise (note 8 (b) (i))	334	(158)			176
Issued upon broker warrants exercise (note 8 (b) (ii))	552	(131)			421
Balance at the end at Dec. 31, 2020	575,286	31,360	(468,829)	9,298	147,115
Total comprehensive loss for the year:
Net loss and total comprehensive loss for the year			(71,224)		(71,224)
Transactions with shareholders, recorded directly in shareholders' equity:
Issued in connection with the Offering (note 8 (a))	224,000		(14,271)		209,729
Stock-based compensation (note 8 (b) (i))		6,353			6,353
Issued upon stock options exercise (note 8 (b) (i))	105	(49)			56
Balance at the end at Dec. 31, 2021	$ 799,391	$ 37,664	$ (554,324)	$ 9,298	$ 292,029